Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2016
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

9. Accumulated other comprehensive loss

In 2016, Accumulated other comprehensive loss decreased to $4,313 ($10,727 in 2015) due to unrealized gains from hedging financial instruments of $6,414 (loss of $437 in 2015 and $3,501 in 2014 including $154 related to amortization of deferred loss on de-designated financial instruments ).